As filed with the Securities and Exchange Commission on April 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Dynamic Dividend Fund

	Security
Shares	Description	Value
Common Stocks - 98.8%
Automobiles & Components - 1.6%
102,200	Hyundai Motor Co.	$9,940,693

Banks - 0.2%
123,800	Banco Santander Brasil SA - ADR	1,490,552

Capital Goods - 6.7%
149,200	Albany International Corp.	2,967,588
250,800	Atlas Copco AB	3,435,082
427,400	Bombardier, Inc.	2,014,586
15,526,103	China State Construction International Holdings, Ltd.	5,419,373
100,100	FLSmidth & Co. A/S	6,461,011
140,962	Fluor Corp.	6,391,217
263,800	Mitsubishi Corp.	6,391,520
189,900	Outotec Oyj	6,419,170
47,900	United Technologies Corp.	3,232,292
		42,731,839
Commercial & Professional Services - 0.7%
225,070	Healthcare Services Group, Inc.	4,613,935

Consumer Durables & Apparel - 1.7%
371,200	JM AB (a)	5,438,322
702,000	PDG Realty SA	5,589,931
		11,028,253
Consumer Services - 2.1%
636,986	Anhanguera Educaci (a)	8,786,014
76,100	McDonald's Corp.	4,750,923
		13,536,937
Diversified Financials - 8.5%
1,500,000	Anglo Irish Bank Corp. PLC (a)	0
482,974	Azimut Holding SPA	5,996,662
415,400	Bank of America Corp.	6,305,772
1,000,000	Bure Equity AB	3,654,204
1,979,931	Citigroup, Inc.	6,573,371
256,200	JPMorgan Chase & Co.	9,976,428
987,930	KKR & Co. Guernsey LP (a)	9,829,903
555,700	Och-Ziff Capital Management Group, LLC	7,518,621
104,800	State Street Corp.	4,493,824
		54,348,785
Energy - 15.2%
210,600	Anadarko Petroleum Corp.	13,432,068
172,100	Fred Olsen Energy ASA	6,767,194
171,100	Frontline, Ltd.	5,143,266
363,700	Halliburton Co.	10,623,677
1,103,100	Heritage Oil (a)	8,754,762
71,000	Hess Corp.	4,103,090
226,800	Petroleo Brasileiro SA - ADR	9,201,276
201,300	Pride International, Inc. (a)	5,958,480
211,400	Schlumberger, Ltd.	13,415,444
494,300	SeaDrill, Ltd.	11,374,825

248,200	Suncor Energy, Inc.	7,855,530
		96,629,612
Food & Staples Retailing - 1.5%
201,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,744,430
82,000	CVS Caremark Corp.	2,654,340
		9,398,770
Food, Beverage & Tobacco - 2.9%
223,500	Anheuser-Busch InBev NV	11,202,270
8,151,500	Marine Harvest (a)	7,335,386
		18,537,656
Health Care Equipment & Services - 2.4%
151,200	Fresenius Medical Care	7,680,123
333,425	Meridian Bioscience, Inc.	6,681,837
348,300	Sinopharm Group Co. (a)	1,314,433
		15,676,393
Household & Personal Products - 4.9%
406,946	Avon Products, Inc.	12,265,352
78,200	Colgate-Palmolive Co.	6,258,346
1,105,072	Hypermarcas SA (a)	12,727,381
		31,251,079
Materials - 15.3%
934,300	Aquarius Platinum, Ltd. (a)	5,521,213
52,200	CF Industries Holdings, Inc.	4,847,292
7,406,900	China Zhongwang Holdings, Ltd. (a)(b)	7,698,875
168,000	Cliffs Natural Resources, Inc.	6,711,600
1,446,756	Coal of Africa, Ltd. (a)	2,746,244
96,000	HeidelbergCement AG	5,825,966
262,103	Israel Chemicals, Ltd.	3,469,888
24,368,000	Lumena Resources Corp. (a)	5,649,491
148,300	Monsanto Co.	11,253,004
713,800	Mvelaphanda Resources, Ltd. (a)	4,751,645
757,900	Northam Platinum, Ltd.	4,945,798
318,700	Teck Resources, Ltd. (a)	10,459,734
409,700	Terra Industries, Inc.	12,946,520
269,200	Vedanta Resources PLC	10,443,716
		97,270,986
Media - 1.0%
450,458	Regal Entertainment Group - Class A	6,653,265

Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
165,900	Abbott Laboratories	8,782,746
171,600	Novartis AG	9,197,191
121,300	Novartis AG - ADR	6,493,189
37,900	Roche Holding AG	6,378,005
231,700	Teva Pharmaceutical Industries, Ltd. - ADR	13,142,024
		43,993,155
Real Estate - 2.1%
5,306,025	KWG Property Holdings, Ltd.	3,225,734
945,900	MRV Engenharia	6,096,915
200,000	Starwood Property Trust, Inc.	3,922,000
		13,244,649
Retailing - 6.1%
371,100	Dufry South America, Ltd.	7,225,130
279,100	Foot Locker, Inc.	3,151,039
117,600	Hennes & Mauritz AB - Class B	6,963,289
384,100	Macy's, Inc.	6,118,713
2,355,777	Myer Holdings, Ltd. (a)	6,668,925
102,400	Target Corp.	5,250,048

	91,600	TJX Companies, Inc.	3,481,716
			38,858,860
	Semiconductors & Semiconductor Equipment - 3.5%
	412,300	Intel Corp.	7,998,620
	198,100	Linear Technology Corp.	5,170,410
	357,500	Microchip Technology, Inc.	9,227,075
			22,396,105
	Software & Services - 2.1%
	437,400	Microsoft Corp.	12,325,932
	112,200	Shanda Games, Ltd. - ADR (a)	953,700
			13,279,632
	Technology Hardware & Equipment - 2.2%
	90,500	Hewlett-Packard Co.	4,259,835
	41,100	International Business Machines Corp.	5,030,229
	117,100	QUALCOMM, Inc.	4,589,149
			13,879,213
	Telecommunication Services - 1.7%
	112,400	CenturyTel, Inc.	3,822,724
	177,000	Frontier Communications Corp.	1,346,970
	402,300	Tele2 AB	5,711,557
			10,881,251
	Transportation - 2.1%
	304,700	Navios Maritime Holdings, Inc.	1,907,422
	63,200	Norfolk Southern Corp.	2,974,192
	92,100	Union Pacific Corp.	5,572,050
	152,400	Werner Enterprises, Inc.	3,014,472
			13,468,136
	Utilities - 7.4%
	95,160	American Water Works Co., Inc.	2,074,488
	924,300	Centrais Eletricas Brasileiras SA	19,633,407
	172,200	Endesa SA	5,266,946
	73,200	FirstEnergy Corp.	3,192,984
	311,800	ITC Holdings Corp.	16,749,896
			46,917,721
		Total Common Stocks (Cost $610,873,736)	630,027,477
	Equity-Linked Structured Notes - 0.8%
	210,227	Compass Group PLC - Morgan Stanley & Co., Inc.	1,439,285
	62,200	Sodexo, Inc. - Morgan Stanley & Co., Inc.	3,421,155
		Total Equity-Linked Structured Notes (Cost $4,956,023)	4,860,440

	Short-Term Investments - 0.0%
	984	Alpine Municipal Money Market Fund, 0.13%	984
	420	Federated Treasury Obligations Fund, 0.01%	420
		Total Short-Term Investments (Cost $1,404)	1,404
		Total Investments (Cost $615,831,163) - 99.6%	634,889,321
		Other Assets in Excess of Liabilities - 0.4%	2,459,885
		Total Net Assets - 100.0%	$637,349,206

_______________________
Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.2% of the
	Fund's net assets.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Accelerating Dividend Fund

	Security
Shares	Description	Value
Common Stocks - 91.8%
Aerospace & Defense - 1.6%
500	United Technologies Corp.	$33,740

Capital Markets - 3.3%
700	CETIP SA - Balcao Organizado de Ativos e Derivativos (a)	5,392
2,000	KKR & Co. Guernsey LP (a)	19,900
1,000	State Street Corp.	42,880
		68,172
Chemicals - 7.6%
700	Air Products & Chemicals, Inc.	53,172
400	Monsanto Co.	30,352
575	Praxair, Inc.	43,309
600	Sigma-Aldrich Corp.	28,710
		155,543
Commercial Banks - 2.3%
1,000	Banco do Brasil SA	14,907
5,500	Banco Panamericano SA	31,891
		46,798
Construction & Engineering - 2.9%
45,000	China State Construction International Holdings, Ltd.	15,707
800	Vinci	43,048
		58,755
Construction Materials - 0.9%
300	HeidelbergCement AG	18,206

Consumer Finance - 1.8%
2,750	Discover Financial Services	37,620

Containers & Packaging - 1.7%
1,250	Sonoco Products Co.	34,700

Diversified Financial Services - 7.5%
2,150	Bank of America Corp.	32,637
8,289	Citigroup, Inc.	27,520
190	CME Group, Inc.	54,496
1,000	JPMorgan Chase & Co.	38,940
		153,593
Diversified Telecommunication Services - 1.0%
800	AT&T, Inc.	20,288

Electric Utilities - 7.2%
400	CPFL Energia SA - ADR	23,636
1,100	E.ON AG	40,660
500	Electricite de France	27,058
400	Exelon Corp.	18,248
1,200	Southern Co.	38,400
		148,002
Energy Equipment & Services - 3.6%
1,100	Halliburton Co.	32,131
650	Schlumberger, Ltd.	41,249
		73,380

Food & Staples Retailing - 3.0%
1,250	Sysco Corp.	34,987
750	Walgreen Co.	27,038
		62,025
Food Products - 3.5%
550	Campbell Soup Co.	18,210
325	General Mills, Inc.	23,176
500	The J.M. Smucker Co.	30,035
		71,421
Health Care Equipment & Supplies - 2.3%
400	Becton, Dickinson & Co.	30,148
500	DENTSPLY International, Inc.	16,765
		46,913
Household Products - 2.6%
550	Kimberly-Clark Corp.	32,665
700	WD-40 Co.	21,539
		54,204
Industrial Conglomerates - 1.8%
1,050	Tyco International Ltd.	37,202

Insurance - 0.5%
500	Arthur J. Gallagher & Co.	11,275

IT Services - 2.3%
3,200	Cia Brasileira de Meios de Pagamento	25,464
600	Telvent GIT SA	21,612
		47,076
Machinery - 1.5%
775	Snap On, Inc.	31,682

Media - 1.9%
2,400	Comcast Corp. - Class A	37,992

Metals & Mining - 3.4%
1,200	Cliffs Natural Resources, Inc.	47,940
550	Vedanta Resources PLC	21,337
		69,277
Multi-Utilities - 2.0%
5,000	Centrica	21,572
500	GDF Suez	19,009
		40,581
Oil, Gas & Consumable Fuels - 8.3%
750	Anadarko Petroleum Corp.	47,835
1,000	Chevron Corp.	72,120
1,400	El Paso Pipeline Partners LP	33,726
1,088	SouthGobi Energy Resources, Ltd. (a)	15,695
		169,376
Pharmaceuticals - 1.6%
600	Abbott Laboratories	31,764

Road & Rail - 5.6%
400	Burlington Northern Santa Fe Corporation	39,892
500	Norfolk Southern Corp.	23,530
6,000	Tegma Gestao Logistica SA	50,928
		114,350

Semiconductors & Semiconductor Equipment - 4.9%
750	Applied Materials, Inc.	9,135
2,250	Intel Corp.	43,650
1,800	Linear Technology Corp.	46,980
		99,765
Thrifts & Mortgage Finance - 1.3%
2,700	Brookline Bancorp Inc.	27,027

Transportation Infrastructure - 1.3%
1,200	Companhia de Concessoes Rodoviarias	25,604

Water Utilities - 2.6%
1,250	Aqua America, Inc.	20,738
5,240	Cascal NV	31,440
		52,178
	Total Common Stocks (Cost $1,795,930)	1,878,509

Preferred Stocks - 0.7%
Electric Utilities - 0.7%
600	Companhia de Transmissao de Energia Electrica Paulista	15,103
	Total Preferred Stocks (Cost $15,540)	15,103

Short-Term Investments - 7.0%
142,488	Federated Treasury Obligations Fund, 0.01%	142,488
	Total Short-Term Investments (Cost $142,488)	142,488
	Total Investments (Cost $1,953,958) - 99.5%	2,036,100
	Other Assets in Excess of Liabilities - 0.5%	9,680
	TOTAL NET ASSETS - 100.0%	$2,045,780

_____________________
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Dynamic Financial Services Fund

	Security
Shares	Description	Value
Common Stocks - 93.0%
Capital Markets - 16.9%
30,850	BGC Partners, Inc.	$125,560
20,000	Blackstone Group LP	242,600
43,033	Cowen Group, Inc. (a)	213,013
18,500	GFI Group, Inc.	90,095
2,000	Investment Technology Group, Inc. (a)	41,000
13,000	JMP Group, Inc.	101,010
1,000	Legg Mason, Inc.	25,780
25,100	MF Global Ltd. (a)	164,405
2,000	Och-Ziff Capital Management Group LLC	27,060
7,500	OptionsXpress Holdings, Inc.	107,625
40,403	Sanders Morris Harris Group, Inc.	191,106
6,900	Thomas Weisel Partners Group, Inc. (a)	29,463
4,000	TradeStation Group, Inc. (a)	28,280
		1,386,997
Commercial Banks - 45.9%
45,165	1st United Bancorp, Inc. (a)	348,222
3,000	American River Bankshares	24,000
10,000	Banco do Estado do Rio Grande do Sul SA	69,496
5,000	The Bancorp, Inc. (a)	36,550
22,400	Bank of Florida Corp. (a)	27,104
55,712	Bank of Virginia (a)	178,836
13,428	Barclays PLC	58,072
15,000	California United Bank (a)	157,500
4,000	Cardinal Financial Corp.	37,320
26,600	CenterState Banks, Inc.	294,196
32,693	Citigroup, Inc.	108,541
27,837	Citizens First Corp. (a)	146,144
4,700	Community National Bank of the Lakeway Area (a)	14,687
25,000	First Bancorp of Puerto Rico	57,000
4,000	First Business Financial Services, Inc.	40,600
1,260	First Community Bank Corp. of America (a)	3,238
1,500	Hampton Roads Bankshares, Inc.	2,985
6,000	Marshall & Ilsley Corp.	41,460
930	MB Financial, Inc.	18,860
30,000	Metro Bancorp, Inc. (a)	385,800
10,200	New Centry Bancorp, Inc. (a)	53,448
2,000	North Valley Bancorp (a)	3,720
2,375	Old Point Financial Corp.	33,820
12,042	Pacific Mercantile Bancorp (a)	36,006
18,876	Pacific Premier Bancorp (a)	62,668
3,000	PacWest Bancorp	62,250
3,120	Rurban Financial Corp.	20,374
100,000	Seacoast Banking Corp. of Florida	154,000
2,388	The South Financial Group, Inc.	1,111
38,750	Southern National Bancorp of Virginia, Inc. (a)	311,938
5,000	State Bancorp, Inc.	36,750
2,500	Sterling Bancorp	18,625
7,500	Sterling Bancshares, Inc.	38,325
6,000	Summit State Bank	31,620

	500	Superior Bancorp (a)	1,675
	141,443	Synovus Financial Corp.	390,383
	15,000	Tidelands Bancshares, Inc. (a)	57,000
	15,000	Union Bankshares Corp.	192,750
	34,300	United Community Banks, Inc. (a)	154,007
	2,430	Valley Commerce Bancorp (a)	14,580
	1,000	Wintrust Financial Corp.	34,740
	1,974	Yadkin Valley Financial Corp.	8,034
			3,768,435
	Diversified Financial Services - 13.5%
	7,124	BM&F Bovespa SA	48,111
	125,000	Bolsa Mexicana de Valores SA de CV (a)	157,683
	665	CME Group, Inc.	190,735
	5,173	Interactive Brokers Group, Inc. (a)	82,251
	4,315	IntercontinentalExchange, Inc. (a)	411,996
	7,000	The NASDAQ OMX Group, Inc. (a)	125,930
	4,000	NYSE Euronext	93,640
			1,110,346
	Industrial Conglomerates - 1.4%
	7,000	General Electric Co.	112,560

	Insurance - 2.4%
	8,000	CRM Holdings, Ltd. (a)	4,576
	7,000	Symetra Financial Corp. (a)	89,950
	4,700	Tower Group, Inc.	103,870
			198,396
	Thrifts & Mortgage Finance - 11.6%
	30,398	Alliance Bancorp, Inc. of Pennsylvania	252,303
	1,700	Astoria Financial Corp.	22,440
	5,000	Central Federal Corp. (a)	7,025
	2,144	Fidelity Bancorp, Inc.	10,559
	5,895	First Pactrust Bancorp, Inc.	39,084
	1,100	Parkvale Financial Corp.	7,700
	50,000	Provident Financial Holdings, Inc.	177,500
	130,000	United Western Bancorp, Inc.	432,900
			949,511
	Transportation Infrastructure - 1.3%
	13,000	CAI International, Inc. (a)	103,220
		Total Common Stocks (Cost $11,758,921)	7,629,465

	Investment Companies - 2.2%
	1,950	Direxion Daily Financial Bear 3X Shares (a)	38,825
	4,000	Direxion Daily Large Cap Bear 3X Shares (a)	75,520
	2,500	ProShares UltraShort Financials (a)	61,675
		Total Investment Companies (Cost $331,194)	176,020

	Short-Term Investments - 5.6%
	462,853	Federated Treasury Obligations Fund, 0.01%	462,853
		Total Short-Term Investments (Cost $462,853)	462,853
		Total Investments (Cost $12,552,968) - 100.8%	8,268,338
		Liabilities in Excess of Other Assets - (0.8)%	(65,746)
		TOTAL NET ASSETS - 100.0%	$8,202,592

___________________________
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Dynamic Innovators Fund

	Security
Shares	Description	Value
Common Stocks - 116.3%
Aerospace & Defense - 2.2%
4,000	Aerovironment, Inc. (a)	$136,280
10,000	Hexcel Corp. (a)	110,000
		246,280
Auto Components - 3.7%
32,857	Westport Innovations, Inc. (a)	409,003

Chemicals - 4.8%
7,000	Air Products & Chemicals, Inc.	531,720

Commercial Banks - 2.4%
11,000	SunTrust Banks, Inc.	267,630

Communications Equipment - 1.3%
10,000	Alvarion, Ltd. (a)	40,600
4,000	DG FastChannel, Inc. (a)	109,000
		149,600
Computers & Peripherals - 11.3%
5,000	Hewlett-Packard Co.	235,350
33,000	Logitech International SA (a)	552,420
15,000	Stratasys, Inc. (a)	345,000
5,000	Synaptics, Inc. (a)	126,550
		1,259,320
Diversified Financial Services - 4.8%
500	CME Group, Inc.	143,410
8,500	Portfolio Recovery Associates, Inc. (a)	387,430
		530,840
Diversified Telecommunication Services - 1.3%
2,500	AboveNet, Inc. (a)	146,600

Electrical Equipment - 5.3%
35,000	LSI Industries, Inc.	208,600
57,000	PowerSecure International, Inc. (a)	375,060
		583,660
Electronic Equipment, Instruments & Components - 13.4%
21,000	FLIR Systems, Inc. (a)	621,180
13,000	Itron, Inc. (a)	800,020
6,975	MOCON, Inc.	68,285
		1,489,485
Health Care Equipment & Supplies - 16.0%
10,000	ABIOMED, Inc. (a)	79,200
4,000	Alcon, Inc.	622,840
1,400	Intuitive Surgical, Inc. (a)	459,284
10,000	Medtronic, Inc.	428,900
14,846	Synovis Life Technologies, Inc. (a)	188,990
		1,779,214
Health Care Providers & Services - 9.2%
3,000	HMS Holdings Corp. (a)	135,270
20,000	inVentiv Health, Inc. (a)	307,400
8,000	MEDNAX, Inc. (a)	454,880
4,226	RehabCare Group, Inc. (a)	122,807
		1,020,357
Health Care Technology - 1.7%
5,000	Allscripts-Misys Healthcare Solutions, Inc. (a)	82,300
2,000	Quality Systems, Inc.	103,080
		185,380

	Hotels, Restaurants & Leisure - 2.2%
	10,000	Life Time Fitness, Inc. (a)	239,500

	Internet & Catalog Retail - 7.0%
	4,000	Priceline.com, Inc. (a)	781,400

	Internet Software & Services - 3.4%
	700	Google, Inc. (a)	370,594

	IT Services - 2.5%
	5,000	Redecard SA - ADR (b)	140,804
	3,906	Telvent GIT SA	140,694
			281,498
	Life Sciences Tools & Services - 9.0%
	1,000	Bio-Rad Laboratories, Inc. (a)	93,180
	10,000	Charles River Laboratories International, Inc. (a)	363,400
	11,000	Life Technologies Corp. (a)	546,810
			1,003,390
	Machinery - 5.4%
	4,000	Flowserve Corp.	360,680
	5,391	Middleby Corp. (a)	242,918
			603,598
	Metals & Mining - 0.7%
	125,000	Imdex, Ltd.	72,984

	Personal Products - 0.9%
	6,000	Medifast, Inc. (a)	99,900

	Software - 7.8%
	16,400	ANSYS, Inc. (a)	686,504
	4,000	Longtop Financial Technologies Ltd. - ADR (a)	138,640
	8,000	Scientific Learning Corp. (a)	44,800
			869,944
		Total Common Stocks (Cost $14,795,530)	12,921,897

	Short-Term Investments - 0.00%
	277	Federated Treasury Obligations Fund, 0.01%	277
		Total Short-Term Investments (Cost $277)	277
		Total Investments (Cost $14,795,807) - 116.3%	12,922,174
		Liabilities in Excess of Other Assets - (16.3)%	(1,808,607)
		TOTAL NET ASSETS - 100.00%	$11,113,567

_______________________
Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt
	from registration, normally to qualified institutional buyers. These securities have been determined to be liquid
	under guidelines established by the Board of Trustees. Securities restricted under Rule 144A comprised 1.3% of the
	Fund's net assets.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Dynamic Transformations Fund

	Security
Shares	Description	Value
Common Stocks - 102.6%
Aerospace & Defense - 3.3%
1,500	Aerovironment, Inc. (a)	$51,105
4,000	BE Aerospace, Inc. (a)	89,720
		140,825
Air Freight & Logistics - 2.7%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	113,677

Auto Components - 11.5%
6,000	Autoliv, Inc.	256,860
19	Continental AG (a)	1,053
10,000	Exide Technologies (a)	77,300
4,063	Tenneco, Inc. (a)	71,834
6,897	Westport Innovations, Inc. (a)	85,523
		492,570
Chemicals - 0.3%
10,000	Flotek Industries, Inc. (a)	14,800

Commercial Banks - 2.6%
1,000	PNC Financial Services Group, Inc.	55,430
1,991	Wells Fargo & Co.	56,604
		112,034
Commercial Services & Supplies - 4.8%
2,700	Clean Harbors, Inc. (a)	154,602
6,000	EnergySolutions, Inc.	50,100
		204,702
Computers & Peripherals - 6.0%
3,000	Hewlett-Packard Co.	141,210
5,000	Stratasys, Inc. (a)	115,000
		256,210
Construction & Engineering - 1.0%
1,500	Foster Wheeler AG (a)	41,970

Diversified Financial Services - 7.6%
10,000	Bank of America Corp.	151,800
600	CME Group, Inc.	172,092
		323,892
Electronic Equipment, Instruments & Components - 3.4%
4,940	FLIR Systems, Inc. (a)	146,125

Health Care Equipment & Supplies - 16.4%
5,000	ABIOMED, Inc. (a)	39,600
1,500	Edwards Lifesciences Corp. (a)	134,430
1,000	Intuitive Surgical, Inc. (a)	328,060
3,500	Teleflex, Inc.	200,060
		702,150
Health Care Providers & Services - 8.1%
3,305	Emergency Medical Services Corp. (a)	173,546
6,000	RehabCare Group, Inc. (a)	174,360
		347,906

	Hotels, Restaurants & Leisure - 2.6%
	5,000	Starbucks Corp. (a)	108,950

	Household Durables - 2.3%
	3,000	Pulte Homes, Inc. (a)	31,560
	3,000	Ryland Group, Inc.	66,780
			98,340

	Industrial Conglomerates - 1.2%
	3,300	General Electric Co.	53,064

	Internet & Catalog Retail - 6.9%
	1,500	Priceline.com, Inc. (a)	293,025

	Internet Software & Services - 2.5%
	200	Google, Inc. (a)	105,884

	Machinery - 8.5%
	7,000	Pall Corp.	241,290
	3,000	Snap On, Inc.	122,640
			363,930
	Metals & Mining - 4.6%
	3,000	Walter Energy, Inc.	194,760

	Oil, Gas & Consumable Fuels - 2.2%
	2,000	CONSOL Energy, Inc.	93,220

	Personal Products - 1.6%
	4,000	Medifast, Inc. (a)	66,600

	Pharmaceuticals - 0.4%
	554	Warner Chilcott PLC (a)	15,141

	Real Estate Investment Trusts - 0.3%
	1,095	Walter Investment Management Corp.	14,870

	Semiconductors & Semiconductor Equipment - 1.8%
	20,000	Conexant Systems, Inc. (a)	76,400
		Total Common Stocks (Cost $4,113,921)	4,381,045

	Short-Term Investments - 0.0%
	761	Federated Treasury Obligations Fund, 0.01%	761
		Total Short-Term Investments (Cost $761)	761
		Total Investments (Cost $4,114,682) - 102.6%	4,381,806
		Liabilities in Excess of Other Assets - (2.6)%	(111,916)
		TOTAL NET ASSETS - 100.0%	$4,269,890

________________________
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Dynamic Balance Fund
	Security
Shares	Description	Value
Common Stocks - 73.2%
Aerospace & Defense - 1.0%
15,000	Honeywell International, Inc.	$579,600

Auto Components - 2.3%
30,500	Autoliv, Inc.	1,305,705

Capital Markets - 2.3%
10,000	Charles Schwab Corp.	182,900
25,900	State Street Corp.	1,110,592
		1,293,492
Chemicals - 1.7%
3,200	Air Products & Chemicals, Inc.	243,072
5,000	PPG Industries, Inc.	293,400
25,000	RPM International, Inc.	467,500
		1,003,972
Commercial Banks - 4.9%
18,000	Bancorp Rhode Island, Inc.	444,060
10,000	Pacific Continental Corp.	101,500
5,000	PNC Financial Services Group, Inc.	277,150
12,000	Regions Financial Corp.	76,200
7,138	Southside Bancshares, Inc.	142,046
30,000	Valley National Bancorp	412,500
69,501	Webster Financial Corp.	1,075,180
10,432	Wells Fargo & Co.	296,582
		2,825,218
Commercial Services & Supplies - 1.0%
27,500	McGrath RentCorp	579,425

Construction Materials - 2.0%
49,199	Eagle Materials, Inc.	1,122,229

Consumer Finance - 0.5%
5,800	The Student Loan Corp.	262,740

Diversified Financial Services - 5.7%
63,041	Bank of America Corp.	956,962
143,670	Citigroup, Inc.	476,985
300	CME Group, Inc.	86,046
45,600	JPMorgan Chase & Co.	1,775,664
		3,295,657
Electric Utilities - 2.3%
51,000	Allegheny Energy, Inc.	1,068,450
6,900	American Electric Power Co., Inc.	239,085
		1,307,535

Electrical Equipment - 3.1%
30,000	AMETEK, Inc.	1,093,200
10,700	Emerson Electric Co.	444,478
5,000	Hubbell, Inc. - Class B	215,300
		1,752,978

Food & Staples Retailing - 3.4%
200	Arden Group, Inc.	20,346
20,000	CVS Caremark Corp.	647,400
20,000	Sysco Corp.	559,800
20,000	Walgreen Co.	721,000
		1,948,546
Food Products - 1.1%
12,000	Kellogg Co.	653,040

Health Care Equipment & Supplies - 2.6%
8,600	Becton, Dickinson & Co.	648,182
15,000	Teleflex, Inc.	857,400
		1,505,582
Health Care Providers & Services - 1.3%
13,000	MEDNAX, Inc. (a)	739,180

Hotels, Restaurants & Leisure - 0.6%
10,000	Darden Restaurants, Inc.	369,600

Household Durables - 2.1%
20,000	Ethan Allen Interiors, Inc.	289,800
20,000	Hovnanian Enterprises, Inc. - Class A (a)	72,800
28,000	Lennar Corp. - Class A	430,080
30,000	Pulte Homes, Inc. (a)	315,600
32,000	Standard Pacific Corp. (a)	116,160
		1,224,440
Household Products - 1.0%
4,000	Clorox Co.	236,680
4,000	Colgate-Palmolive Co.	320,120
		556,800
Industrial Conglomerates - 3.5%
10,000	3M Co.	804,900
74,600	General Electric Co.	1,199,568
		2,004,468
Insurance - 0.7%
20,000	Ambac Financial Group, Inc. (a)	13,800
5,000	Chubb Corp.	250,000
12,227	Fidelity National Financial, Inc. - Class A	157,728
		421,528
IT Services - 0.2%
5,374	Fidelity National Information Services, Inc.	126,612

Machinery - 2.0%
14,800	Lincoln Electric Holdings, Inc.	722,684
12,000	PACCAR, Inc.	432,360
		1,155,044
Media - 0.8%
7,692	CBS Corporation - Class B	99,458
10,000	The McGraw-Hill Companies, Inc.	354,500
		453,958
Oil, Gas & Consumable Fuels - 7.3%
59,000	CONSOL Energy, Inc.	2,749,990

8,000	El Paso Pipeline Partners LP	192,720
13,000	Hess Corp.	751,270
20,000	Penn Virginia Corp.	485,400
		4,179,380
Pharmaceuticals - 3.7%
7,000	Abbott Laboratories	370,580
27,000	Johnson & Johnson	1,697,220
1,384	Warner Chilcott PLC (a)	37,825
		2,105,625
Real Estate Investment Trusts - 11.1%
20,000	Annaly Capital Management, Inc.	347,600
15,000	Boston Properties, Inc.	973,050
100,000	CBL & Associates Properties, Inc.	1,000,000
37,500	Cogdell Spencer, Inc.	242,250
13,804	Developers Diversified Realty Corp.	113,883
46,357	DiamondRock Hospitality Co.	377,347
10,000	Mack-Cali Realty Corp.	326,200
12,700	ProLogis	160,020
23,823	Simon Property Group, Inc.	1,715,256
42,271	Sunstone Hotel Investors, Inc.	363,108
5,000	Ventas, Inc.	211,000
30,000	Weingarten Realty Investors	560,100
		6,389,814
Real Estate Management & Development - 0.3%
8,433	Forestar Group, Inc. (a)	156,601

Road & Rail - 1.2%
15,000	Norfolk Southern Corp.	705,900

Semiconductors & Semiconductor Equipment - 0.4%
10,000	Microchip Technology, Inc.	258,100

Thrifts & Mortgage Finance - 1.2%
75,600	Federal National Mortgage Association (a)	72,576
8,433	Guaranty Financial Group, Inc. (a)	211
31,500	New York Community Bancorp, Inc.	473,445
12,934	Ocwen Financial Corp. (a)	118,475
		664,707
Trading Companies & Distributors - 0.7%
15,000	WESCO International, Inc. (a)	415,800

Water Utilities - 1.2%
31,200	SJW Corp.	684,216
	Total Common Stocks (Cost $50,776,411)	42,047,492

Investment Companies - 0.2%
10,406	Medallion Financial Corp.	83,560
	Total Investment Companies (Cost $90,186)	83,560
Principal
Amount
Bonds and Notes - 23.5%
U.S. Treasury Bonds - 19.8%
$3,000,000	6.000%, 02/15/2026	3,602,814
7,000,000	5.250%, 11/15/2028	7,783,132
		11,385,946
U.S. Treasury Notes - 3.7%
2,000,000	5.000%, 08/15/2011	2,138,204
	Total Bonds and Notes (Cost $13,484,571)	13,524,150

	Shares
	Short-Term Investments - 2.8%
	1,633,635	Federated Treasury Obligations Fund, 0.01%	1,633,635
		Total Short-Term Investments (Cost $1,633,635)	1,633,635
		Total Investments (Cost $65,984,803) - 99.7%	57,288,837
		Other Assets in Excess of Liabilities - 0.3%	151,558
		TOTAL NET ASSETS - 100.0%	$57,440,395
__________________
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Funds value securities for which the primary market is on a domestic or foreign exchange and over-the-counter admitted to trading on the National Association of Securities Dealers Automated Quotation Market System ("NASDAQ") at the last quoted sales price at the end of each business day or, if no sale, at the mean of the closing bid and asked prices. Over-the-counter securities are valued at the last quoted sales price at the end of each business day or, if no sale, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

For example, fair value pricing may be used where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the stock over an extended period; or (iv) the validity of a market quotation received is questionable. In addition, fair value pricing will be used if emergency or unusual situations have occurred, as such when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the NAV is calculated (applicable to foreign securities).

Among those factors that may be considered when fair valuing a security are: fundamental analytical data relating to the investment in the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; special reports prepared by analysts or the Adviser; information as to any transactions or offers with respect to the security; and the historical tendency of the security's price to track or respond to general and specific market movements (in terms of indices, sectors, or other market measurements).

The valuation of certain debt securities are valued at the evaluated mean price based upon current market prices of securities which are comparable in coupon, rating, and maturity or an appropriate matrix utilizing similar factors.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
     Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds' investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2010:

		Dynamic Dividend Fund		Accelerating Dividend Fund	Dynamic Financial Services Fund	Dynamic Innovators Fund	Dynamic Transformations Fund	Dynamic Balance Fund
Level 1:
	Common Stocks
	Consumer Discretionary	$ 78,889,793		$ 37,992	$ -	$ 1,429,903	$ 992,885	$ 3,353,703
	Consumer Staples	59,187,505		187,650	-	99,900	66,600	3,158,386
	Energy	96,629,612		242,756	-	-	93,220	4,179,380
	Financials	62,987,071		312,594	7,413,685	798,470	450,796	15,309,757
	Health Care	59,669,548		78,677	-	3,988,341	1,065,197	4,350,387
	Industrials	60,813,910		301,333	215,780	1,433,538	918,168	7,193,215
	Information Technology	49,554,950		146,841	-	4,420,441	584,619	384,712
	Materials	89,572,111		277,726	-	604,704	209,560	2,126,201
	Telecommunication Services	10,881,251		20,288	-	146,600	-	-
	Utilities	46,917,721		240,761	-	-	-	1,991,751
	Investment Companies	-		-	176,020	-	-	83,560
	Short-Term Investments	1,404		142,488	462,853	277	761	1,633,635
Level 2:
	Bonds and Notes	-		-	-	-	-	13,524,150
	Common Stocks
	Consumer Discretionary	7,225,130
	Financials	-		31,891	-
	Equity-Linked Structured Notes	4,860,440		-	-	-	-	-
	Preferred Stocks	-		15,103	-	-	-	-
Level 3:
	Common Stocks
	Financials	-	(1)	-	-	-	-	-
	Materials	7,698,875		-	-	-	-	-
Total Investments		$ 634,889,321		$ 2,036,100	$ 8,268,338	$ 12,922,174	$ 4,381,806	$ 57,288,837

Level 2:
	Swap Contracts *	$ 2,051,675		$ -	$ -	$ -	$ -

	* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument. These instruments are not reflected in the Schedule of Portfolio Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Dynamic Dividend Fund
Balance as of October 31, 2009		$ -
	Accrued discounts / premiums	-
	Realized gain (loss)	-
	Change in unrealized appreciation (depreciation)	44,454
	Net purchases (sales)	7,654,421
	Transfers in and / or out of Level 3	-
Balance as of January 31, 2010		$ 7,698,875

(1) Security has a value of $0.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

          Dynamic
     Dividend Fund
Cost of investments                                                  $626,482,021
Gross unrealized appreciation                                   66,114,338
Gross unrealized depreciation                                  (57,707,038)
Net unrealized appreciation                                        $8,407,300

        Accelerating
                       Dividend Fund
Cost of investments                                                       $1,953,958
Gross unrealized appreciation                                         149,478
Gross unrealized depreciation                                          (67,336)
Net unrealized appreciation                                              $82,142

   Dynamic Financial
      Services Fund
Cost of investments                                                     $12,837,225
Gross unrealized appreciation                                          495,001
Gross unrealized depreciation                                     (5,063,888)
Net unrealized depreciation                                        ($4,568,887)

         Dynamic
   Innovators Fund
Cost of investments                                                    $14,795,807
Gross unrealized appreciation                                     1,571,360
Gross unrealized depreciation                                    (3,444,993)
Net unrealized depreciation                                      ($1,873,633)

           Dynamic
               Transformations Fund
Cost of investments                                                     $4,114,682
Gross unrealized appreciation                                       867,176
Gross unrealized depreciation                                      (600,052)
Net unrealized appreciation                                         $267,124

          Dynamic
     Balance Fund
Cost of investments                                                   $66,011,515
Gross unrealized appreciation                                    7,378,038
Gross unrealized depreciation                                (16,100,716)
Net unrealized depreciation                                     ($8,722,678)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Series Trust

By (Signature and Title)  /s/ Samuel A. Lieber
                                                                  Samuel A.Lieber, President

Date   3/29/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                                                   Samuel A.Lieber, President

Date  3/29/2010

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.
                                                                   Ronald G. Palmer, Jr., Chief Financial Officer

Date 3/29/2010

* Print the name and title of each signing officer under his or her signature.